Losses Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Losses Per Share [Line Items]
Potential shares	17,284,315	1,935,073
Employee Stock Options [Member]
Losses Per Share [Line Items]
Potential shares	406,072	396,946
Convertible Note [Member]
Losses Per Share [Line Items]
Potential shares	31,753	1,538,127
Restricted Stock Unit [Member]
Losses Per Share [Line Items]
Potential shares	13,898
Warrants [member]
Losses Per Share [Line Items]
Potential shares	16,832,592